Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000014907 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014907 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014907 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014907 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000014907 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000014907 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014907 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014907 | 166764100 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014907 | 882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014907 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014907 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000014907 | Local
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014907 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014907 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000014907 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000014907 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000014907 | Education
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000014907 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000014907 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014907 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014907 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000014907 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014907 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014907 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014907 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014907 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000014907 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000014907 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000014907 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000014907 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000014907 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000014907 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000014907 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	63.60%
C000014907 | Industrials88579YBG5
Holdings [Line Items]
Percent of Total Investments	22.90%
C000014907 | Cash & Equivalent608919718
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014907 | Local077527JD2
Holdings [Line Items]
Percent of Total Investments	1.80%
C000014907 | Mbs Passthrough3138L7QJ8
Holdings [Line Items]
Percent of Total Investments	11.20%
C000014908 | 337158AJ8 | FIRST TENNESSEE BANK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014908 | 38378JUT7 | Government National Mortgage Association, AE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014908 | 3132DWF57 | UMBS Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014908 | 3132DWGG2 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014908 | 3140W3MZ9 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014908 | 3132DWE66 | UMBS Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014908 | 31418EE63 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014908 | 3132DWD34 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014908 | 31418ED80 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014908 | 31418EKP4 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014908 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000014908 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000014908 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014908 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014908 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000014908 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014908 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014908 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000014908 | Cash & Equivalent608919718
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014908 | Lease
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014908 | Treasury
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014908 | Abs
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014908 | Cmo
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014908 | Cmbs
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014908 | CMO
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000014908 | Cmbs3137FDET5
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014908 | CMO31393UNV1
Holdings [Line Items]
Percent of Total Investments	22.30%
C000014908 | Health Care031162DR8
Holdings [Line Items]
Percent of Total Investments	12.10%
C000014908 | Lease963210AL3
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014908 | Mbs Passthrough3138LC7K5
Holdings [Line Items]
Percent of Total Investments	60.70%
C000014909 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014909 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000014909 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014909 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014909 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000014909 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014909 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014909 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014909 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014909 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014909 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014909 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014909 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014909 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014909 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014909 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014909 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014909 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000014909 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000014909 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000014909 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000014909 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000014909 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000014909 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	99.70%
C000014909 | Cash & Equivalent608919718
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014910 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014910 | 608919718 | Federated Hermes Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000014910 | 387328107 | Granite Construction, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014910 | 03820C105 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014910 | 318910106 | First Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014910 | 366505105 | Garrett Motion, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014910 | 922280102 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014910 | 04010E109 | Argan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014910 | 92047W101 | Valvoline, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014910 | 739128106 | Powell Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014910 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000014910 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000014910 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014910 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000014910 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014910 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014910 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014910 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000014910 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000014910 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000014910 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000014910 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000014910 | Cash & Equivalent608919718
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014910 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014910 | Consumer Discretionary002896207
Holdings [Line Items]
Percent of Total Investments	97.40%
C000179136 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000179136 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000179136 | 921910840 | Vanguard Mega Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000179136 | 464288240 | Ishares Msci Acwi Index Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000179136 | 464287655 | iShares Russell 2000 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000179136 | 46431W598 | iShares Bloomberg Roll Select Commodity Strategy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000179136 | 78463V107 | SPDR® Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000179136 | 92206C409 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000179136 | 464287804 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000179136 | 46137V357 | Invesco S&P 500 Equal Weight ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000179136 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000179136 | Cash & Equivalent608919718
Holdings [Line Items]
Percent of Total Investments	1.40%
C000179136 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000179136 | Equity
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000179136 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000179136 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	72.10%
C000179136 | Exchange-Traded Funds81369Y407
Holdings [Line Items]
Percent of Total Investments	98.60%
C000014911 | 608919718 | Federated Hermes Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014911 | 677313ET1 | Ohio County Board of Education
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014911 | 410090DE1 | Hancock County Board of Education
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014911 | 61021PBC4 | Monongalia County Building Commission
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014911 | 57520HAM5 | Mason County Public Service District Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014911 | 408822CB8 | Hampshire County Building Commission
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014911 | 95662NJC3 | West Virginia Housing Development Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014911 | 95648MJZ3 | West Virginia Economic Development Authority
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014911 | 61759CDZ8 | Morgantown Utility Board Inc
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014911 | 956724BF4 | West Virginia Water Development Authority
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014911 | Local
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000014911 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014911 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014911 | Education
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014911 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000014911 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014911 | Cash & Equivalent608919718
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014911 | Lease
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000014911 | Cmo
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014911 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014911 | State
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014911 | Housing
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000014911 | Cmo682150GH4
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014911 | Education034078MV4
Holdings [Line Items]
Percent of Total Investments	95.60%